Working Capital Facilities	9 Months Ended
Jun. 30, 2026
Working Capital Facilities
Working Capital Facilities

9. Working Capital Facilities

a. Revolving Credit Facility- Bank of Montreal (BMO)

As at June 30, 2026, the principal balance under the facility is $18,760 (Cdn $26,649). The maximum credit available under the facility is $20,000.

The Company has a working capital facility with BMO bearing interest at the Canadian prime rate plus an applicable margin. As at June 30, 2026, the applicable interest rate was 7.20% (September 30, 2025: 7.45%). The interest is payable monthly and carrying value of the BMO revolving credit facility is as follows -

	June 30, 2026	September 30, 2025
Opening balance	$17,672	16,283
Exchange difference	(853)	(1)
Payments made during the period	(40,612)	(77,895)
Loan fees amortization	144	104
Loan fees	-	(565)
Cash drawn during the period	42,093	79,757
Closing balance	$18,444	17,683

During March 2025, the company paid off its Cortland working capital facility.

On March 07, 2025, the Company entered a three-year credit agreement with Bank of Montreal as lender to provide working capital facilities with outstanding amounts not exceeding $20,000 and $5,000 accordion. As a part of this agreement, the balance outstanding with Cortland working capital facility was paid off in full. The Company paid an early termination fee to Cortland for $375. Legal and professional fees in relation to the new facility have been capitalized and will be amortized over the period of the facility. The working capital facility provides the Bank with security over the assets of the Company.

Interest accrued up to June 30, 2026, is $50 (September 30, 2025: $ 100).

b. Export-Import Bank of United States

During March 2025, a loan was approved from Export–Import Bank of the United States for $50,853 for the Jamestown facility with a term of 6.5 years and interest rate of 4.90%. The interest payment commences from the month of March 2026, and the principal repayment commences from the month of December 2027.

As of June 30, 2026, the Company has drawn the following amount:

	June 30, 2026	September 30, 2025
Opening balance	$3,061	-
Loan amount withdrawn during the period	18,444	4,845
Debt issuance cost (net of amortization) (June 30, 2026: $215; September 30, 2025: $9)	(1,983)	(1,790)
Interest and accretion	299	6
	$19,821	3,061

Interest on EXIM loan calculated under effective interest rate method of $937 (September 30, 2025: $23) was capitalized as part of “capital work in progress” (CWIP) (Refer Note 7 for more details).